STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.3%
Automobiles & Components - 1.8%
Dorman Products	21,525	[a,b]	1,529,997
Fox Factory Holding	52,546	[a,b]	3,785,414
LCI Industries	38,833	[a]	3,291,097
Stoneridge	32,090	[b]	985,484
Visteon	7,434	[a,b]	512,723
			10,104,715
Banks - 2.0%
Axos Financial	132,764	[b]	3,439,915
Bank OZK	53,684		1,385,047
Central Pacific Financial	26,655		741,542
Columbia Banking System	18,411		635,364
Essent Group	14,394		698,109
Federal Agricultural Mortgage, Cl. C	13,558		1,116,501
Pacific Premier Bancorp	48,557		1,430,489
Seacoast Banking Corp. of Florida	26,691	[b]	622,968
Texas Capital Bancshares	25,160	[b]	1,355,621
			11,425,556
Capital Goods - 8.8%
AAON	40,763	[a]	1,955,401
Aerojet Rocketdyne Holdings	21,669	[b]	1,131,772
Albany International, Cl. A	10,700		879,754
Armstrong World Industries	41,991		4,008,880
Barnes Group	27,430		1,230,235
Bloom Energy, Cl. A	62,325	[a,b]	279,216
Chart Industries	43,524	[b]	2,735,048
Continental Building Products	14,680	[b]	369,055
Cubic	17,488	[a]	1,211,394
Donaldson	42,732		2,066,520
Encore Wire	16,035		865,730
EnPro Industries	4,903		305,359
Federal Signal	31,111		924,308
Generac Holdings	37,011	[b]	2,886,488
Great Lakes Dredge & Dock	65,791	[b]	713,174
Harsco	33,440	[b]	598,576
Hexcel	11,655		980,768
Kornit Digital	31,770	[a,b]	896,232
Kratos Defense & Security Solutions	77,213	[b]	1,541,944
Masonite International	51,913	[b]	2,771,635
MasTec	18,323	[b]	1,151,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Capital Goods - 8.8% (continued)
Mercury Systems	39,933	[b]	3,419,463
Moog, Cl. A	9,189		746,606
MSC Industrial Direct, Cl. A	16,263		1,099,704
PGT Innovations	96,298	[b]	1,540,768
Proto Labs	15,112	[b]	1,431,711
RBC Bearings	18,969	[b]	3,026,125
SiteOne Landscape Supply	43,362	[a,b]	3,390,909
Sunrun	38,242	[a,b]	586,250
The Middleby	5,570	[a,b]	610,806
Trex	44,188	[a,b]	3,779,400
			49,135,198
Commercial & Professional Services - 3.0%
Casella Waste Systems, Cl. A	20,931	[b]	952,360
CBIZ	52,882	[b]	1,181,384
Cimpress	22,064	[b]	2,530,520
Exponent	52,573		3,726,900
Franklin Covey	20,988	[b]	772,149
FTI Consulting	10,421	[b]	1,126,927
Insperity	11,445		1,133,742
McGrath RentCorp	11,374		728,277
Tetra Tech	14,691		1,191,734
The Brink's Company	11,115		836,404
TriNet Group	8,947	[b]	600,612
Willdan Group	49,221	[a,b]	1,779,339
			16,560,348
Consumer Durables & Apparel - 1.9%
Acushnet Holdings	42,724	[a]	1,109,542
Callaway Golf	112,326	[a]	1,994,910
Clarus	58,200		640,782
Deckers Outdoor	4,730	[b]	697,439
Helen of Troy	4,309	[b]	661,475
M.D.C. Holdings	25,386		981,677
Meritage Homes	16,292	[b]	1,064,519
Skyline Champion	46,614	[b]	1,305,192
Sonos	65,362	[a,b]	949,056
Steven Madden	5,631		187,062
The Lovesac Company	11,966	[b]	205,815
YETI Holdings	27,739	[a,b]	783,627
			10,581,096
Consumer Services - 7.8%
BJ‘s Restaurants	6,009	[a]	218,968
Bright Horizons Family Solutions	30,516	[b]	5,036,666
Career Education	35,112	[b]	720,147
Century Casinos	142,991	[b]	1,098,171

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Consumer Services - 7.8% (continued)
Chegg	71,206	[a,b]	2,822,606
Churchill Downs	10,535	[a,b]	1,298,544
Dave & Buster's Entertainment	90,301	[a]	3,887,458
Denny's	36,244	[b]	854,996
Frontdoor	49,237	[b]	2,527,828
Grand Canyon Education	17,543	[b]	2,203,400
Laureate Education, Cl. A	48,955	[b]	895,876
Papa John's International	43,512	[a]	2,165,157
Planet Fitness, Cl. A	27,675	[b]	1,954,132
ServiceMaster Global Holdings	13,359	[b]	761,997
Shake Shack, Cl. A	11,381	[b]	1,128,540
Six Flags Entertainment	11,947		706,904
Strategic Education	31,979		5,411,806
Texas Roadhouse	33,747	[a]	1,736,621
The Cheesecake Factory	49,278	[a]	1,872,072
The Wendy's Company	77,375	[a]	1,702,250
Vail Resorts	11,099		2,622,472
Wingstop	17,508		1,753,776
			43,380,387
Diversified Financials - 1.5%
Capstead Mortgage	89,052	[c]	647,408
FirstCash	12,675		1,251,403
Hamilton Lane, Cl. A	15,741		978,146
Hercules Capital	76,127	[a]	999,548
MarketAxess Holdings	7,352		2,923,302
OneMain Holdings	21,618		775,005
Pennymac Financial Services	30,058	[b]	889,416
			8,464,228
Energy - .4%
Core Laboratories	15,644		619,346
Matador Resources	47,463	[a,b]	742,796
Oceaneering International	57,468	[b]	744,785
			2,106,927
Food & Staples Retailing - .5%
Casey's General Stores	6,262	[a]	1,051,077
Grocery Outlet Holding	29,160	[a]	1,179,522
The Chefs' Warehouse	19,954	[b]	769,825
			3,000,424
Food, Beverage & Tobacco - 2.8%
Freshpet	55,077	[b]	2,703,179
Hostess Brands	91,408	[b]	1,281,540
J&J Snack Foods	14,445	[a]	2,788,752
Nomad Foods	108,886	[b]	2,194,053
The Boston Beer Company, Cl. A	2,801	[a,b]	1,228,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Food, Beverage & Tobacco - 2.8% (continued)
The Simply Good Foods Company	175,459	[b]	5,198,850
			15,394,388
Health Care Equipment & Services - 12.5%
Addus HomeCare	9,951	[b]	875,489
AMN Healthcare Services	15,060	[b]	879,504
Axonics Modulation Technologies	19,751	[a,b]	657,116
Cantel Medical	28,636	[a]	2,632,507
Cardiovascular Systems	18,585	[b]	900,072
CONMED	11,110		1,119,555
CryoPort	44,176	[b]	961,270
Cutera	27,394	[b]	790,865
Glaukos	10,325	[a,b]	664,001
Globus Medical, Cl. A	38,081	[b]	1,944,797
Guardant Health	13,938	[a,b]	1,219,993
Haemonetics	9,830	[b]	1,312,600
HealthEquity	30,176	[b]	1,791,247
HealthStream	33,527	[b]	847,227
Heska	9,787	[b]	686,950
HMS Holdings	51,199	[b]	1,870,300
Inovalon Holdings, Cl. A	53,230	[a,b]	900,652
Inspire Medical Systems	21,529	[b]	1,496,480
Insulet	13,154	[a,b]	2,027,952
LeMaitre Vascular	33,922	[a]	1,073,971
LHC Group	28,349	[b]	3,359,356
Masimo	27,944	[b]	4,282,418
Medidata Solutions	48,497	[b]	4,441,355
Merit Medical Systems	16,007	[b]	556,723
Neogen	34,033	[b]	2,400,007
Novocure	52,899	[b]	4,806,403
Omnicell	53,578	[b]	3,846,900
Penumbra	4,360	[b]	634,598
PetIQ	74,236	[a,b]	2,350,311
Phreesia	23,319		624,250
Premier, Cl. A	120,283	[b]	4,241,179
R1 RCM	53,578	[b]	624,719
Silk Road Medical	15,137	[b]	652,253
STAAR Surgical	37,296	[a,b]	1,122,983
Tabula Rasa HealthCare	21,566	[a,b]	1,224,949
Tactile Systems Technology	52,499	[a,b]	2,648,050
Tandem Diabetes Care	25,889	[b]	1,875,141
Teladoc Health	12,176	[a,b]	704,747
Teleflex	6,664		2,425,163
ViewRay	69,886	[a,b]	275,351

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Health Care Equipment & Services - 12.5% (continued)
Vocera Communications	65,091	[a,b]	1,493,838
			69,243,242
Household & Personal Products - .7%
Inter Parfums	24,555		1,578,640
Medifast	16,315	[a]	1,630,847
WD-40	5,118		933,011
			4,142,498
Insurance - 1.8%
eHealth	8,990	[b]	748,957
Goosehead Insurance, Cl. A	21,032	[b]	972,520
Horace Mann Educators	8,464		371,316
James River Group Holdings	18,473		910,349
Kemper	25,230		1,765,595
Kinsale Captial Group	41,941		4,119,864
ProAssurance	24,581		960,380
			9,848,981
Materials - 1.7%
Balchem	20,461	[b]	1,816,732
Carpenter Technology	25,421		1,236,477
Ingevity	37,632	[b]	2,866,429
Materion	9,371		551,390
Neenah	13,791		879,590
Sensient Technologies	22,302	[a]	1,456,767
The Scotts Miracle-Gro Company	8,656		920,306
			9,727,691
Media & Entertainment - 1.4%
Cardlytics	50,412	[b]	1,893,979
Criteo, ADR	99,916	[b]	1,940,369
EverQuote, Cl. A	44,181	[b]	989,213
Scholastic	29,276		1,026,709
The New York Times Company, Cl. A	33,494	[a]	978,025
World Wrestling Entertainment, Cl. A	11,281	[a]	805,802
			7,634,097
Pharmaceuticals Biotechnology & Life Sciences - 12.4%
Aclaris Therapeutics	33,054	[b]	33,385
Adverum Biotechnologies	11,871	[b]	122,627
Aerie Pharmaceuticals	31,906	[a,b]	691,084
Aimmune Therapeutics	36,317	[a,b]	740,504
Akebia Therapeutics	82,103	[a,b]	339,085
Allakos	11,300	[b]	999,598
Amarin, ADR	48,262	[a,b]	723,447
Arena Pharmaceuticals	10,896	[b]	576,289
argenx, ADR	5,812	[a,b]	763,987
ArQule	75,714	[b]	678,397

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.4% (continued)
Arrowhead Pharmaceuticals	33,561	[a,b]	1,146,779
Axsome Therapeutics	36,852	[a,b]	937,883
Biohaven Pharmaceutical Holding	18,932	[b]	741,945
BioSpecifics Technologies	21,627	[b]	1,191,215
Bio-Techne	15,572		2,983,128
Blueprint Medicines	8,761	[b]	671,706
Cambrex	26,279	[b]	1,574,900
Cara Therapeutics	32,550	[a,b]	762,972
CareDx	22,061	[b]	503,432
Catalent	13,694	[b]	722,222
Clovis Oncology	15,640	[a,b]	87,740
Codexis	33,192	[a,b]	465,684
Collegium Pharmaceutical	58,694	[b]	679,677
Emergent BioSolutions	69,426	[b]	3,040,859
Exact Sciences	5,903	[a,b]	703,756
G1 Therapeutics	21,076	[a,b]	765,059
Global Blood Therapeutics	27,819	[a,b]	1,279,117
Gossamer Bio	36,934	[a,b]	774,137
GW Pharmaceuticals, ADR	9,832	[a,b]	1,400,175
Halozyme Therapeutics	49,934	[b]	824,910
Horizon Therapeutics	91,066	[b]	2,516,154
Immunomedics	117,001	[a,b]	1,497,612
Insmed	28,397	[a,b]	466,847
Iovance Biotherapeutics	42,791	[a,b]	899,039
Krystal Biotech	30,959	[b]	1,393,155
Ligand Pharmaceuticals	42,615	[a,b]	3,874,129
Medpace Holdings	23,657	[b]	1,914,088
Mirati Therapeutics	6,453	[a,b]	528,952
MyoKardia	12,324	[a,b]	662,661
Myriad Genetics	65,296	[a,b]	1,536,415
Natera	29,367	[b]	967,643
Nektar Therapeutics	46,774	[a,b]	821,819
NeoGenomics	175,438	[a,b]	4,382,441
Optinose	77,491	[a,b]	593,581
Pacira Biosciences	32,615	[b]	1,214,583
Personalis	31,369		606,990
Prestige Consumer Healthcare	47,319	[a,b]	1,508,530
Progenics Pharmaceuticals	157,293	[a,b]	692,089
Puma Biotechnology	31,899	[a,b]	342,914
Ra Pharmaceuticals	27,368	[b]	744,410
Reata Pharmaceuticals, Cl. A	16,140	[a,b]	1,244,394
Repligen	34,479	[b]	3,199,996
Revance Therapeutics	60,822	[b]	644,713

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.4% (continued)
Sage Therapeutics	4,120	[a,b]	707,280
Sarepta Therapeutics	4,249	[a,b]	383,047
Supernus Pharmaceuticals	97,403	[a,b]	2,632,803
The Medicines Company	38,066	[a,b]	1,597,250
Turning Point Therapeutics	27,470	[b]	1,497,939
uniQure	12,596	[a,b]	683,333
Veracyte	37,416	[b]	991,524
Vericel	42,755	[b]	707,168
Viking Therapeutics	61,967	[a,b]	430,671
			68,809,869
Real Estate - 2.0%
Americold Realty Trust	77,505	[a,c]	2,822,732
Marcus & Millichap	22,072	[a,b]	796,358
Monmouth Real Estate Investment	61,705	[c]	809,570
NexPoint Residential Trust	24,562	[c]	1,139,676
RE/MAX Holdings, Cl. A	24,192		621,009
Retail Opportunity Investments	50,733	[c]	888,335
Terreno Realty	79,683	[c]	4,028,772
			11,106,452
Retailing - 3.5%
Aaron's	17,664		1,132,439
Etsy	8,412	[b]	444,069
Five Below	8,636	[b]	1,061,105
Funko, Cl. A	41,586	[b]	997,648
Lithia Motors, Cl. A	15,598	[a]	2,044,430
Ollie's Bargain Outlet Holdings	28,604	[b]	1,586,092
Points International	39,155	[b]	438,928
Pool	25,216		4,951,918
Rent-A-Center	34,150		871,849
Rubicon Project	98,498	[b]	1,007,635
Shutterfly	54,702	[a,b]	2,783,238
Shutterstock	60,074	[a,b]	2,109,198
			19,428,549
Semiconductors & Semiconductor Equipment - 5.0%
Ambarella	15,914	[b]	889,115
Brooks Automation	25,241	[a]	841,283
CEVA	106,157	[b]	3,334,391
Cypress Semiconductor	85,347		1,963,834
Enphase Energy	31,628	[a,b]	938,403
Inphi	63,523	[b]	3,886,973
Lattice Semiconductor	136,266	[b]	2,683,078
Monolithic Power Systems	27,150		4,087,704
ON Semiconductor	69,760	[b]	1,241,728

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Semiconductors & Semiconductor Equipment - 5.0% (continued)
Power Integrations	10,954		975,125
Semtech	80,505	[b]	3,378,795
Silicon Laboratories	11,097	[b]	1,209,573
SolarEdge Technologies	6,024	[b]	493,486
SunPower	80,578	[a,b]	1,008,837
Universal Display	3,999		821,675
			27,754,000
Software & Services - 19.0%
ACI Worldwide	72,822	[b]	2,168,639
Agilysys	30,901	[b]	842,052
Alarm.com Holdings	40,313	[a,b]	1,918,899
Altair Engineering, Cl. A	13,368	[b]	459,324
Alteryx, Cl. A	11,158	[a,b]	1,589,457
Anaplan	11,161	[b]	606,377
AppFolio, Cl. A	14,414	[a,b]	1,423,671
Appian	40,438	[a,b]	2,404,848
Aspen Technology	5,025	[b]	669,330
Avalara	42,571	[b]	3,590,439
Blackbaud	23,287	[a]	2,118,418
BlackLine	30,207	[a,b]	1,538,443
Booz Allen Hamilton Holding	9,485		716,212
Bottomline Technologies	42,795	[b]	1,764,866
CACI International, Cl. A	15,114	[b]	3,359,691
Carbonite	11,181	[a,b]	134,731
Coupa Software	10,563	[b]	1,467,517
Digital Turbine	183,698	[b]	1,397,942
Elastic	7,041	[b]	618,833
Envestnet	39,460	[b]	2,257,507
Euronet Worldwide	8,584	[b]	1,314,554
Everbridge	27,846	[b]	2,400,325
EVERTEC	28,660		999,088
Evo Payments, Cl. A	30,058	[b]	892,121
ExlService Holdings	28,334	[b]	1,918,212
Fair Isaac	13,094	[b]	4,618,515
Five9	64,906	[b]	4,102,708
ForeScout Technologies	24,046	[b]	861,568
Genpact	22,775		932,864
HubSpot	3,944	[a,b]	787,538
j2 Global	38,901	[a,b]	3,291,025
KBR	34,121		870,768
LivePerson	117,189	[a,b]	4,657,091
Manhattan Associates	13,423	[a,b]	1,109,142
ManTech International, Cl. A	12,621		887,004

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Software & Services - 19.0% (continued)
MAXIMUS	36,749		2,827,468
Mimecast	12,197	[b]	499,223
MiX Telematics, ADR	44,651		630,472
MobileIron	121,610	[b]	839,109
Model N	32,167	[b]	920,941
MongoDB	3,863	[a,b]	588,374
Pagerduty	6,142	[a,b]	241,196
Paycom Software	11,044	[a,b]	2,762,325
Paylocity Holding	7,424	[b]	810,849
Perficient	26,661	[b]	982,191
Pluralsight, Cl. A	26,840	[a,b]	432,124
PROS Holdings	21,464	[b]	1,524,373
Q2 Holdings	34,152	[b]	3,071,973
Rapid7	32,587	[b]	1,749,596
Smartsheet, Cl. A	29,860	[b]	1,451,196
Switch, Cl. A	55,371		908,084
Telaria	82,138	[b]	819,737
Telenav	78,632	[b]	890,114
The Descartes Systems Group	78,720	[b]	2,792,986
The Trade Desk, Cl. A	18,102	[a,b]	4,448,929
TTEC Holdings	19,518	[b]	915,589
Tyler Technologies	9,540	[b]	2,447,392
Upland Software	12,684	[b]	481,992
Wix.com	34,206	[a,b]	4,797,391
WNS Holdings, ADR	67,278	[b]	4,089,157
Workiva	46,388	[b]	2,231,727
Zscaler	10,630	[a,b]	730,706
			105,574,933
Technology Hardware & Equipment - 2.4%
CalAmp	62,841	[b]	603,274
ePlus	21,461	[b]	1,753,793
Harmonic	118,656	[b]	781,943
Ituran Location and Control	15,055	[a]	387,516
KEMET	45,420	[a]	760,785
Knowles	77,897	[a,b]	1,579,751
Napco Security Technologies	30,820	[a,b]	1,062,674
Novanta	30,099	[b]	2,257,425
OSI Systems	7,485	[b]	786,000
Rogers	8,885	[b]	1,176,552
Viavi Solutions	148,528	[a,b]	2,063,054
			13,212,767
Telecommunication Services - .6%
Bandwidth, Cl. A	10,318	[a,b]	899,626
Boingo Wireless	143,670	[b]	1,849,033

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.3% (continued)
Telecommunication Services - .6% (continued)
ORBCOMM		85,193	[a,b]	392,740
				3,141,399
Transportation - 2.3%
Allegiant Travel		13,826		1,963,154
Echo Global Logistics		80,424	[b]	1,611,697
Genesee & Wyoming, Cl. A		17,588	[b]	1,950,157
Hub Group, Cl. A		19,221	[b]	827,656
Marten Transport		125,073		2,460,186
SkyWest		31,649		1,812,222
XPO Logistics		28,462	[a,b]	2,016,817
				12,641,889
Utilities - .5%
American States Water		17,075	[a]	1,579,950
SJW		15,881		1,085,149
				2,665,099
Total Common Stocks (cost $399,653,096)				535,084,733
	1-Day Yield (%)
Investment Companies - 6.5%
Registered Investment Companies - 6.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $35,979,744)	2.09	35,979,744	[d]	35,979,744

Investment of Cash Collateral for Securities Loaned - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,087,096)	2.09	14,087,096	[d]	14,087,096
Total Investments (cost $449,719,936)		105.3%		585,151,573
Liabilities, Less Cash and Receivables		(5.3%)		(29,599,430)
Net Assets		100.0%		555,552,143

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At August 31, 2019, the value of the fund’s securities on loan was $128,200,539 and the value of the collateral held by the fund was $131,178,395, consisting of cash collateral of $14,087,096 and U.S. Government & Agency securities valued at $117,091,299.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	534,195,618	889,115††	-	535,084,733
Investment Companies	50,066,840	-	-	50,066,840

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

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At August 31, 2019, accumulated net unrealized appreciation on investments was $135,431,637, consisting of $154,748,001 gross unrealized appreciation and $19,316,364 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.